Basis of Presentation - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Accounting Policies [Line Items]
Number of reportable segments | segment			3		3
Reinsurance revenues					$ 163	$ 129	$ 126
Reinsurance costs					181	134	129
Research and development expense, net	$ 954	$ 797	$ 1,822	$ 1,538	3,377	2,852	2,249
Accounts payable	$ 11,864		$ 11,864		$ 11,964	10,200
Capitalized Internal Use Software
Schedule of Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives (in years)					5 years
Minimum | Commercial Airplanes
Schedule of Accounting Policies [Line Items]
Standard warranty term					3 years
Minimum | Defense, Space & Security
Schedule of Accounting Policies [Line Items]
Standard warranty term					6 months
Minimum | Developed technology
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					4 years
Minimum | Product know-how
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					6 years
Minimum | Customer base
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					3 years
Minimum | Distribution rights
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					3 years
Minimum | Other Intangible Assets
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					1 year
Minimum | Buildings and Land Improvements
Schedule of Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives (in years)					10 years
Minimum | Machinery and equipment
Schedule of Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives (in years)					4 years
Maximum | Commercial Airplanes
Schedule of Accounting Policies [Line Items]
Standard warranty term					4 years
Maximum | Defense, Space & Security
Schedule of Accounting Policies [Line Items]
Standard warranty term					2 years
Maximum | Developed technology
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					14 years
Maximum | Product know-how
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					30 years
Maximum | Customer base
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					17 years
Maximum | Distribution rights
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					27 years
Maximum | Other Intangible Assets
Schedule of Accounting Policies [Line Items]
Finite-lived acquired intangible assets, useful lives (in years)					32 years
Maximum | Buildings and Land Improvements
Schedule of Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives (in years)					40 years
Maximum | Machinery and equipment
Schedule of Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives (in years)					20 years
Maximum | 7372 Services, Prepackaged Software
Schedule of Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives (in years)					10 years
Bank Overdrafts
Schedule of Accounting Policies [Line Items]
Accounts payable					$ 117	102
Bid and Proposal Costs
Schedule of Accounting Policies [Line Items]
Research and development expense, net					$ 188	$ 217	$ 213